DEVELOPMENT CONTRACTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Development Contracts [Abstract]
DEVELOPMENT CONTRACTS

NOTE 3 – DEVELOPMENT CONTRACTS

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the U.S. Department of Energy’s (“DOE”) cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007.

In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This brings the DOE’s total award to the Fulton project to approximately $88 million. This is in addition to a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. The Company is currently drawing down on funds for Phase II of its Fulton Project.

As of December 10, 2012, the Company has received reimbursements of approximately $10,149,000 under these awards.

Since 2009, our operations have been financed, to a large degree, through funding provided by the U.S Department of Energy. We rely on access to this funding as a source of liquidity for capital requirements not satisfied by the cash flow from our operations. If we are unable to access government funding, our ability to finance our projects and/or operations and implement our strategy and business plan will be severely hampered. Awards 1 and 2 consist of a total reimbursable amount of $87,560,000, and through December 10, 2012, we have an unreimbursed amount of approximately $77,411,000 available to us under the awards. We cannot guarantee that we will continue to receive grants, loan guarantees, or other funding for our projects from the U.S. Department of Energy.

In June 2011, it was determined that the Company had received an overpayment of approximately $354,000 from the cumulative reimbursements of the DOE grants under Award 1 for the period from inception of the award through December 31, 2010. The overpayment is a result of estimates made on the indirect rate during the reimbursement process over the course of the award.

Accordingly, although Management does not believe the DOE intends to demand payment for the overbill, and the Contracting Officer from the DOE has not indicated such will be done, the DOE does have the legal right to do so. Due to that right and the Company’s decision not to close the award as initially planned, the Company has determined that a liability should be included in the accompanying balance sheet as of September 30, 2012 and December 31, 2011 due to billing in excess of estimated earnings. Because this liability stemmed from normal recurring estimates made in government contracting, the change was accounted for as a change in accounting estimate. The cumulative effect was recorded during the last quarter of fiscal 2011.

Management decided the best course of action is to close out Award 1 due to the minimal amount of funds remaining under the award. This is expected to eliminate any over billing incurred during the life of the Award. BlueFire has filed all necessary paperwork with the DOE to close out Award 1 and is currently awaiting final approval of the close out.

NOTE 3 – DEVELOPMENT CONTRACT

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the U.S. Department of Energy’s (“DOE”) cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007. In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This is in addition to a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. This brings the DOE’s total award to the Fulton project to approximately $88 million. The Company is currently drawing down on funds for Phase II of its Fulton Project.

As of April 16, 2012, the Company has received reimbursements of approximately $9,243,984 under these awards.

In 2011 and 2010, our operations had been financed to a large degree through funding provided by the DOE. We rely on access to this funding as a source of liquidity for capital requirements not satisfied by the cash flow from our operations. If we are unable to access government funding our ability to finance our projects and/or operations and implement our strategy and business plan will be severely hampered. Awards 1 and 2 consist of a total reimbursable amount of approximately $87,560,000, and through April 16, 2012, we have an unreimbursed amount of approximately $78,316,000 available to us under the awards. We cannot guarantee that we will continue to receive grants, loan guarantees, or other funding for our projects from the DOE.

In June 2011, it was determined that the Company had received an overpayment of approximately $354,000 from the cumulative reimbursements of the DOE grants under Award 1 for the period from inception of the award through December 31, 2010. The overpayment is a result of estimates made on the indirect rate during the reimbursement process over the course of the award. The DOE and the Company reached a tentative agreement during that time, that in combination, as a result of the unused grant award money left in Award 1 of approximately $366,000, the Company would not be required to refund any overpayment to the DOE and the Company could proceed towards completion of Award 1. While completion of the award under the above terms was tentatively agreed to, the method and process was uncertain. During the fourth quarter of 2011, the close of the award was reassessed and discussed with the DOE. Management determined that it was not in the best interest of the Company to close the award during fiscal 2011 due to amounts still available for reimbursement under the Award and possible modifications that could be made to shift certain costs between Award 1 and Award 2. The Company also determined that there is no right of offset between Award 1 and Award 2.

Accordingly, although Management does not believe the DOE intends to demand payment for the overbill, and the Contracting Officer has not indicated such will be done, the DOE does have the legal right to do so. Due to that right and the Company’s decision not to close the award as of December 31, 2011 as initially planned, the Company has determined that a liability should be included in the accompanying balance sheet as of December 31, 2011 due to billing is excess of estimated earnings. Because this liability stems from normal recurring estimates made in government contracting, the change is accounted for as a change in accounting estimate with the cumulative effect shown in the current year. The $354,000 reduced Department of Energy grant revenue and increased net loss in the accompanying statement of operations during the year ended December 31, 2011. The per share effect on net loss is approximately $0.01 per share of common stock.

Management will continue to evaluate the Award status, and may choose to close out the Award if it is advantageous to future operations and allowable under federal regulations. Management believes a quick close out of Award 1 under Federal Acquisition Regulations could result in the elimination of this excess billing; however, no assurances can be made.